Inventory - Schedule of Inventory (Details) (Sound Concepts, Inc.) - Sound Concepts, Inc. [Member] - USD ($)	Nov. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Raw materials	$ 52,000	$ 64,000	$ 23,000
Finished goods	175,000	340,000	635,000
Total inventory	227,000	404,000	658,000
Less inventory reserve	(40,000)	(97,000)	(173,000)
Total inventory, net	$ 187,000	$ 307,000	$ 485,000